Vessel in Operation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($)	Aug. 03, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment		$ 3,348	$ 3,503	$ 426,119
Vessel write down, amount		10,500
Insurance recovered on vessel		9,892
Property, plant and equipment, net	$ 279	279	$ 284
Navigator Aries [Member]
Property, Plant and Equipment [Line Items]
Vessel write down, amount	10,500
Insurance recoverable deductible amount		100
Repair costs incurred on vessel		10,000
Insurance recovered on vessel	9,900
Hull and Machinery Insurance [Member] | Navigator Aries [Member]
Property, Plant and Equipment [Line Items]
Insurance recovered on vessel		$ 100
Navigator Mariner L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Sale of navigator mariner					$ 32,600
Gas Carrier [Member]
Property, Plant and Equipment [Line Items]
Semi-refrigerated and fully refrigerated handysized liquefied gas carriers, acquired | Vessel		4	3
Payment for property plant and equipment		$ 187,700	$ 149,600
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,146,500	$ 1,146,500